Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Equity Defined Protection ETF® – 1 Yr September

Innovator Growth-100 Power Buffer ETF™ – September

Innovator International Developed Power Buffer ETF™ – September

Innovator U.S. Equity Buffer ETF™ – September

Innovator U.S. Equity Power Buffer ETF™ – September

Innovator U.S. Equity Ultra Buffer ETF™ – September

Innovator U.S. Small Cap Power Buffer ETF™ – September

Innovator Equity Dual Directional 10 Buffer ETF™ – September

Innovator Equity Dual Directional 15 Buffer ETF™ – September

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2026, As Supplemented to Date

August 24, 2026

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the Outcome Period (as defined in each Fund’s prospectus) of approximately one year. The current Outcome Period will end on August 31, 2026, and each Fund will commence a new Outcome Period that will begin on September 1, 2026 and end on August 31, 2027. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of August 24, 2026, the expected range of each Fund’s Cap is set forth below.

Fund	Ticker	Estimated Cap Range
Innovator Equity Defined Protection ETF® – 1 Yr September	ZSEP	7.56% – 9.06% (6.77% – 8.27% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – September	NSEP	17.16% – 20.16% (16.37% – 19.37% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – September	ISEP	13.50% – 18.50% (12.65% – 17.65% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – September	BSEP	19.44% – 20.94% (18.65% – 20.15% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – September	PSEP	14.35% – 15.85% (13.56% – 15.06% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – September	USEP	13.39% – 14.89% (12.60% – 14.10% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – September	KSEP	16.67% – 19.67% (15.88% – 18.88% after taking into account the Fund’s unitary management fee)
Innovator Equity Dual Directional 10 Buffer ETF™ – September	DDTS	14.27% – 15.77% (13.48% – 14.98% after taking into account the Fund’s unitary management fee)
Innovator Equity Dual Directional 15 Buffer ETF™ – September	DDFS	9.94% – 11.44% (9.15% – 10.65% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference

INNETFAUGINISTK 08-24